AST SMALL-CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Long-Term Investments — 98.0%
Common Stocks — 94.5%
Aerospace & Defense — 1.4%
AAR Corp.*	28,389	$1,548,620
AerSale Corp.*	32,200	554,484
Curtiss-Wright Corp.	23,727	4,182,121
Ducommun, Inc.*	21,470	1,174,624
Kratos Defense & Security Solutions, Inc.*	50,797	684,744
Leonardo DRS, Inc.*	105,688	1,370,773
Maxar Technologies, Inc.	26,726	1,364,630
Moog, Inc. (Class A Stock)	17,683	1,781,562
National Presto Industries, Inc.	9,200	663,228
V2X, Inc.*	35,710	1,418,401
		14,743,187
Air Freight & Logistics — 0.5%
Forward Air Corp.	8,248	888,804
Hub Group, Inc. (Class A Stock)*	48,575	4,077,386
Radiant Logistics, Inc.*	54,801	359,495
		5,325,685
Automobile Components — 0.9%
Adient PLC*	66,282	2,714,911
American Axle & Manufacturing Holdings, Inc.*	106,331	830,445
Goodyear Tire & Rubber Co. (The)*(a)	179,408	1,977,076
LCI Industries(a)	24,050	2,642,374
Standard Motor Products, Inc.	21,220	783,230
		8,948,036
Automobiles — 0.1%
Thor Industries, Inc.(a)	8,000	637,120
Banks — 13.7%
1st Source Corp.	11,195	483,064
ACNB Corp.(a)	6,300	205,065
Amalgamated Financial Corp.	12,488	220,913
Ameris Bancorp	113,072	4,136,174
Associated Banc-Corp.(a)	140,813	2,531,818
Atlantic Union Bankshares Corp.(a)	85,173	2,985,314
Axos Financial, Inc.*	25,122	927,504
Banc of California, Inc.	23,134	289,869
Bancorp, Inc. (The)*	11,326	315,429
Bank of Marin Bancorp	7,900	172,931
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	41,451	1,119,177
BankUnited, Inc.(a)	34,300	774,494
Banner Corp.	56,325	3,062,390
BayCom Corp.	17,050	291,214
BCB Bancorp, Inc.	12,800	168,064
Berkshire Hills Bancorp, Inc.	60,511	1,516,406
Bridgewater Bancshares, Inc.*	12,969	140,584
Brookline Bancorp, Inc.	88,716	931,518
Business First Bancshares, Inc.	24,552	420,576
Byline Bancorp, Inc.(a)	46,249	999,903
Cadence Bank	20,355	422,570
Camden National Corp.	9,000	325,710
Capital Bancorp, Inc.	5,690	94,682
Capital City Bank Group, Inc.	19,899	583,240
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
Capitol Federal Financial, Inc.	49,700	$334,481
Capstar Financial Holdings, Inc.	8,961	135,759
Cathay General Bancorp(a)	30,607	1,056,554
Central Pacific Financial Corp.	38,396	687,288
Central Valley Community Bancorp	13,500	277,830
Civista Bancshares, Inc.	14,179	239,341
CNB Financial Corp.	9,300	178,560
Colony Bankcorp, Inc.	3,505	35,751
Columbia Banking System, Inc.(a)	59,555	1,275,668
Community Bank System, Inc.	29,917	1,570,343
Community Financial Corp. (The)	2,960	98,065
Community Trust Bancorp, Inc.	16,862	639,913
ConnectOne Bancorp, Inc.	155,830	2,755,074
CrossFirst Bankshares, Inc.*(a)	23,264	243,807
Customers Bancorp, Inc.*(a)	42,400	785,248
CVB Financial Corp.(a)	137,134	2,287,395
Dime Community Bancshares, Inc.	32,404	736,219
Eagle Bancorp, Inc.	22,400	749,728
Eastern Bankshares, Inc.	135,682	1,712,307
Enterprise Financial Services Corp.(a)	39,596	1,765,586
Esquire Financial Holdings, Inc.	1,850	72,335
FB Financial Corp.	57,101	1,774,699
Financial Institutions, Inc.	15,928	307,092
First Bancorp	2,673	94,945
First BanCorp. (Puerto Rico)	147,386	1,683,148
First Bancshares, Inc. (The)	5,160	133,283
First Busey Corp.	26,800	545,112
First Business Financial Services, Inc.	9,672	295,093
First Citizens BancShares, Inc. (Class A Stock)	934	908,875
First Commonwealth Financial Corp.	31,830	395,647
First Financial Bankshares, Inc.(a)	37,865	1,207,893
First Financial Corp.	28,400	1,064,432
First Foundation, Inc.	13,078	97,431
First Hawaiian, Inc.(a)	36,400	750,932
First Horizon Corp.	23,242	413,243
First Internet Bancorp	22,919	381,601
First Interstate BancSystem, Inc. (Class A Stock)(a)	19,765	590,183
First Merchants Corp.	123,919	4,083,131
First Mid Bancshares, Inc.	5,700	155,154
First of Long Island Corp. (The)	12,400	167,400
First Western Financial, Inc.*	2,045	40,491
Flushing Financial Corp.	38,300	570,287
FNB Corp.(a)	62,826	728,782
FS Bancorp, Inc.	7,800	234,078
German American Bancorp, Inc.	23,905	797,710
Glacier Bancorp, Inc.(a)	42,963	1,804,876
Great Southern Bancorp, Inc.	5,200	263,536
Hancock Whitney Corp.(a)	143,181	5,211,788
Hanmi Financial Corp.	35,700	662,949
HBT Financial, Inc.	10,633	209,683
Heritage Commerce Corp.	112,795	939,582
Heritage Financial Corp.	36,956	790,858
Hilltop Holdings, Inc.	27,200	807,024
Home Bancorp, Inc.	5,700	188,271
Home BancShares, Inc.(a)	100,059	2,172,281
HomeStreet, Inc.	39,600	712,404
A1

AST SMALL-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
HomeTrust Bancshares, Inc.	14,191	$348,957
Hope Bancorp, Inc.	133,912	1,315,016
Horizon Bancorp, Inc.	32,200	356,132
Independent Bank Corp. (XNGS)	31,845	2,089,669
Independent Bank Corp. (XLON)	38,566	685,318
Independent Bank Group, Inc.	17,747	822,573
Investar Holding Corp.	10,700	149,372
Kearny Financial Corp.	74,254	602,942
Lakeland Bancorp, Inc.	35,700	558,348
Lakeland Financial Corp.	25,433	1,593,123
Live Oak Bancshares, Inc.(a)	22,488	548,033
Luther Burbank Corp.	16,300	154,524
Macatawa Bank Corp.	18,900	193,158
Mercantile Bank Corp.	11,250	344,025
Mid Penn Bancorp, Inc.	3,797	97,241
Midland States Bancorp, Inc.	29,436	630,519
MidWestOne Financial Group, Inc.	8,300	202,686
MVB Financial Corp.	2,999	61,899
National Bank Holdings Corp. (Class A Stock)	14,127	472,689
National Bankshares, Inc.	4,502	141,633
NBT Bancorp, Inc.	25,348	854,481
New York Community Bancorp, Inc.	95,100	859,704
Northeast Bank	8,453	284,528
Northeast Community Bancorp, Inc.(a)	14,094	184,913
Northfield Bancorp, Inc.	29,000	341,620
Northrim BanCorp, Inc.	4,400	207,592
OceanFirst Financial Corp.	312,772	5,780,027
OFG Bancorp (Puerto Rico)	93,938	2,342,814
Old National Bancorp(a)	198,159	2,857,453
Old Second Bancorp, Inc.	76,015	1,068,771
Origin Bancorp, Inc.(a)	29,332	943,024
Orrstown Financial Services, Inc.	8,302	164,878
Pacific Premier Bancorp, Inc.	79,580	1,911,512
PacWest Bancorp(a)	36,900	359,037
Parke Bancorp, Inc.	12,000	213,360
PCB Bancorp	16,300	236,187
Peapack-Gladstone Financial Corp.	62,313	1,845,711
Peoples Bancorp, Inc.(a)	2,130	54,847
Pinnacle Financial Partners, Inc.	25,806	1,423,459
Popular, Inc. (Puerto Rico)(a)	15,400	884,114
Preferred Bank	35,171	1,927,722
Premier Financial Corp.	34,957	724,659
Primis Financial Corp.	16,400	157,932
Provident Financial Services, Inc.(a)	38,700	742,266
QCR Holdings, Inc.	16,231	712,703
RBB Bancorp	9,600	148,800
Renasant Corp.	49,724	1,520,560
Republic Bancorp, Inc. (Class A Stock)	9,616	408,007
S&T Bancorp, Inc.	26,738	840,910
Sandy Spring Bancorp, Inc.	29,000	753,420
Seacoast Banking Corp. of Florida	13,600	322,320
Shore Bancshares, Inc.	4,479	63,960
Sierra Bancorp	19,788	340,749
Simmons First National Corp. (Class A Stock)	43,000	752,070
SmartFinancial, Inc.	9,706	224,597
South Plains Financial, Inc.	2,150	46,031
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
Southern First Bancshares, Inc.*	5,783	$177,538
Southern Missouri Bancorp, Inc.	4,200	157,122
Southside Bancshares, Inc.(a)	8,900	295,480
SouthState Corp.(a)	80,596	5,743,271
Stock Yards Bancorp, Inc.	5,324	293,565
Territorial Bancorp, Inc.	10,600	204,686
Texas Capital Bancshares, Inc.*(a)	15,200	744,192
Towne Bank(a)	79,087	2,107,669
TriCo Bancshares	47,325	1,968,247
TrustCo Bank Corp.	16,000	511,040
United Community Banks, Inc.(a)	90,809	2,553,549
Univest Financial Corp.	52,543	1,247,371
Valley National Bancorp(a)	181,456	1,676,653
Veritex Holdings, Inc.	85,188	1,555,533
Washington Federal, Inc.(a)	116,493	3,508,769
Washington Trust Bancorp, Inc.	11,200	388,192
WesBanco, Inc.	6,717	206,212
William Penn Bancorp(a)	9,400	106,502
Wintrust Financial Corp.	55,517	4,049,965
		143,307,906
Beverages — 0.3%
Primo Water Corp.	209,684	3,218,649
Biotechnology — 3.0%
2seventy bio, Inc.*(a)	91,693	935,269
Agios Pharmaceuticals, Inc.*	38,270	879,062
Akero Therapeutics, Inc.*	14,261	545,626
Alkermes PLC*	36,219	1,021,014
Allogene Therapeutics, Inc.*(a)	60,619	299,458
Apellis Pharmaceuticals, Inc.*	5,851	385,932
Arcellx, Inc.*(a)	40,212	1,238,932
Arcus Biosciences, Inc.*	57,240	1,044,058
Avidity Biosciences, Inc.*(a)	79,186	1,215,505
BioCryst Pharmaceuticals, Inc.*	34,497	287,705
Biohaven Ltd.*	1,318	18,004
Bluebird Bio, Inc.*	33,374	106,129
Bridgebio Pharma, Inc.*(a)	73,818	1,223,902
Century Therapeutics, Inc.*(a)	29,040	100,769
Cytokinetics, Inc.*	37,147	1,307,203
Emergent BioSolutions, Inc.*	72,400	750,064
EQRx, Inc.*	152,671	296,182
FibroGen, Inc.*	34,630	646,196
Generation Bio Co.*	32,659	140,434
Iovance Biotherapeutics, Inc.*	158,428	967,995
Ironwood Pharmaceuticals, Inc.*(a)	79,500	836,340
Jounce Therapeutics, Inc.*(a)	89,617	165,791
Karyopharm Therapeutics, Inc.*	78,501	305,369
Kezar Life Sciences, Inc.*(a)	135,534	424,221
Kura Oncology, Inc.*(a)	28,391	347,222
Lexicon Pharmaceuticals, Inc.*	463,143	1,125,437
MacroGenics, Inc.*	30,564	219,144
Mersana Therapeutics, Inc.*	98,155	403,417
MoonLake Immunotherapeutics*(a)	32,813	701,870
Myriad Genetics, Inc.*	68,349	1,587,747
Organogenesis Holdings, Inc.*	61,800	131,634
Prothena Corp. PLC (Ireland)*	19,056	923,644
REGENXBIO, Inc.*	20,546	388,525

A2

AST SMALL-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Biotechnology (cont’d.)
Relay Therapeutics, Inc.*(a)	110,808	$1,825,008
REVOLUTION Medicines, Inc.*	31,782	688,398
Sage Therapeutics, Inc.*	30,180	1,266,353
SpringWorks Therapeutics, Inc.*(a)	34,078	877,168
Syndax Pharmaceuticals, Inc.*	81,638	1,724,194
Travere Therapeutics, Inc.*(a)	54,872	1,234,071
Twist Bioscience Corp.*(a)	52,773	795,817
Vanda Pharmaceuticals, Inc.*	87,900	596,841
Veracyte, Inc.*	41,324	921,525
Xencor, Inc.*	25,588	713,649
		31,612,824
Broadline Retail — 0.2%
Dillard’s, Inc. (Class A Stock)(a)	1,898	583,977
Macy’s, Inc.	39,193	685,485
Ollie’s Bargain Outlet Holdings, Inc.*	7,104	411,606
		1,681,068
Building Products — 1.0%
AZZ, Inc.	42,016	1,732,740
Builders FirstSource, Inc.*	11,210	995,224
Gibraltar Industries, Inc.*	10,516	510,026
Insteel Industries, Inc.	20,900	581,438
JELD-WEN Holding, Inc.*	64,700	819,102
Masonite International Corp.*(a)	10,767	977,320
PGT Innovations, Inc.*	11,000	276,210
Resideo Technologies, Inc.*	151,392	2,767,446
UFP Industries, Inc.	23,012	1,828,764
		10,488,270
Capital Markets — 1.9%
Artisan Partners Asset Management, Inc. (Class A Stock)(a)	19,700	630,006
AssetMark Financial Holdings, Inc.*	10,315	324,407
Avantax, Inc.*(a)	32,555	856,848
BGC Partners, Inc. (Class A Stock)	419,597	2,194,492
Diamond Hill Investment Group, Inc.	2,200	362,076
Donnelley Financial Solutions, Inc.*	14,415	588,997
Evercore, Inc. (Class A Stock)	31,141	3,593,049
Federated Hermes, Inc.	20,700	830,898
Greenhill & Co., Inc.	41,100	364,557
Janus Henderson Group PLC	34,300	913,752
P10, Inc. (Class A Stock)(a)	47,236	477,556
Perella Weinberg Partners(a)	41,500	377,650
Piper Sandler Cos.(a)	10,968	1,520,274
PJT Partners, Inc. (Class A Stock)	10,200	736,338
Silvercrest Asset Management Group, Inc. (Class A Stock)	12,700	230,886
Stifel Financial Corp.	13,727	811,128
StoneX Group, Inc.*	22,454	2,324,663
Victory Capital Holdings, Inc. (Class A Stock)(a)	29,960	876,929
Virtu Financial, Inc. (Class A Stock)	45,100	852,390
Virtus Investment Partners, Inc.	5,764	1,097,408
		19,964,304
	Shares	Value
Common Stocks (continued)
Chemicals — 2.3%
AdvanSix, Inc.	28,669	$1,097,163
Ashland, Inc.	37,810	3,883,465
Avient Corp.	63,261	2,603,823
Cabot Corp.	24,311	1,863,195
Chase Corp.	5,200	544,596
Ecovyst, Inc.*	278,051	3,072,464
Element Solutions, Inc.	50,981	984,443
Hawkins, Inc.	6,900	302,082
HB Fuller Co.	14,020	959,669
Ingevity Corp.*	34,326	2,454,996
Mativ Holdings, Inc.(a)	67,470	1,448,581
Minerals Technologies, Inc.	15,975	965,209
NewMarket Corp.	700	255,486
Sensient Technologies Corp.	14,118	1,080,874
Trinseo PLC(a)	35,700	744,345
Tronox Holdings PLC (Class A Stock)	57,827	831,552
Valvoline, Inc.	36,159	1,263,395
		24,355,338
Commercial Services & Supplies — 2.4%
ABM Industries, Inc.	235,497	10,583,235
ACCO Brands Corp.	208,107	1,107,129
Brink’s Co. (The)	71,081	4,748,211
CoreCivic, Inc.*	124,884	1,148,933
Deluxe Corp.	27,661	442,576
Ennis, Inc.	15,686	330,818
Healthcare Services Group, Inc.(a)	41,000	568,670
Heritage-Crystal Clean, Inc.*	19,660	700,093
Interface, Inc.	51,400	417,368
KAR Auction Services, Inc.*	4,961	67,866
Kimball International, Inc. (Class B Stock)	32,700	405,480
MillerKnoll, Inc.(a)	129,853	2,655,494
UniFirst Corp.	8,219	1,448,434
Viad Corp.*	25,767	536,984
		25,161,291
Communications Equipment — 0.7%
Aviat Networks, Inc.*	7,887	271,786
Clearfield, Inc.*(a)	16,968	790,369
CommScope Holding Co., Inc.*	235,864	1,502,454
Comtech Telecommunications Corp.	91,233	1,138,588
Extreme Networks, Inc.*	87,369	1,670,495
NETGEAR, Inc.*	30,865	571,311
Viavi Solutions, Inc.*	77,826	842,856
		6,787,859
Construction & Engineering — 1.3%
API Group Corp.*	38,148	857,567
Arcosa, Inc.	47,684	3,009,337
Argan, Inc.(a)	35,713	1,445,305
Dycom Industries, Inc.*(a)	6,413	600,578
Fluor Corp.*(a)	24,600	760,386
Granite Construction, Inc.(a)	58,070	2,385,516
MasTec, Inc.*	29,946	2,828,100
MYR Group, Inc.*	342	43,095
Primoris Services Corp.	42,723	1,053,549

A3

AST SMALL-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Construction & Engineering (cont’d.)
Sterling Infrastructure, Inc.*	6,600	$250,008
Tutor Perini Corp.*	81,100	500,387
		13,733,828
Construction Materials — 0.2%
Summit Materials, Inc. (Class A Stock)*(a)	75,453	2,149,656
Consumer Finance — 1.8%
Bread Financial Holdings, Inc.	26,568	805,542
Encore Capital Group, Inc.*(a)	24,125	1,217,106
Enova International, Inc.*	37,080	1,647,464
FirstCash Holdings, Inc.	38,551	3,676,609
LendingClub Corp.*	54,494	392,902
Navient Corp.	52,000	831,480
Nelnet, Inc. (Class A Stock)	21,021	1,931,620
PRA Group, Inc.*	42,040	1,637,878
PROG Holdings, Inc.*	78,315	1,863,114
SLM Corp.	386,854	4,793,121
		18,796,836
Consumer Staples Distribution & Retail — 0.5%
Andersons, Inc. (The)	34,536	1,427,027
BJ’s Wholesale Club Holdings, Inc.*	7,709	586,424
Natural Grocers by Vitamin Cottage, Inc.	25,800	303,150
Rite Aid Corp.*(a)	99,049	221,870
SpartanNash Co.	43,770	1,085,496
Sprouts Farmers Market, Inc.*(a)	16,076	563,142
United Natural Foods, Inc.*	47,888	1,261,849
		5,448,958
Containers & Packaging — 0.3%
Greif, Inc. (Class A Stock)(a)	9,090	576,034
Myers Industries, Inc.	25,205	540,143
O-I Glass, Inc.*	70,224	1,594,787
TriMas Corp.	19,000	529,340
		3,240,304
Distributors — 0.0%
Funko, Inc. (Class A Stock)*(a)	45,700	430,951
Diversified Consumer Services — 0.8%
2U, Inc.*	54,817	375,496
Adtalem Global Education, Inc.*	39,117	1,510,698
Carriage Services, Inc.	13,500	412,020
Graham Holdings Co. (Class B Stock)	300	178,752
Laureate Education, Inc. (Class A Stock)	301,468	3,545,264
Stride, Inc.*(a)	62,575	2,456,069
		8,478,299
Diversified REITs — 0.3%
Alexander & Baldwin, Inc.	9,919	187,568
American Assets Trust, Inc.	5,884	109,384
Armada Hoffler Properties, Inc.	17,704	209,084
Broadstone Net Lease, Inc.	38,617	656,875
CTO Realty Growth, Inc.	6,115	105,545
	Shares	Value
Common Stocks (continued)
Diversified REITs (cont’d.)
Empire State Realty Trust, Inc. (Class A Stock)(a)	121,700	$789,833
Essential Properties Realty Trust, Inc.(a)	26,893	668,291
		2,726,580
Diversified Telecommunication Services — 0.4%
ATN International, Inc.	8,026	328,424
EchoStar Corp. (Class A Stock)*(a)	61,269	1,120,610
Iridium Communications, Inc.	26,592	1,646,843
Liberty Latin America Ltd. (Puerto Rico) (Class A Stock)*	106,914	888,455
Liberty Latin America Ltd. (Puerto Rico) (Class C Stock)*(a)	42,592	351,810
		4,336,142
Electric Utilities — 1.4%
ALLETE, Inc.	46,824	3,014,061
Hawaiian Electric Industries, Inc.(a)	21,200	814,080
IDACORP, Inc.	25,745	2,788,956
MGE Energy, Inc.	38,182	2,965,596
Otter Tail Corp.(a)	11,600	838,332
PNM Resources, Inc.	18,100	881,108
Portland General Electric Co.(a)	57,882	2,829,851
		14,131,984
Electrical Equipment — 0.8%
Acuity Brands, Inc.(a)	10,884	1,988,833
Atkore, Inc.*	10,458	1,469,140
Encore Wire Corp.(a)	7,342	1,360,693
EnerSys(a)	7,900	686,352
GrafTech International Ltd.(a)	110,700	538,002
NEXTracker, Inc. (Class A Stock)*(a)	10,419	377,793
Powell Industries, Inc.	19,813	843,836
Preformed Line Products Co.	2,400	307,296
Thermon Group Holdings, Inc.*	21,000	523,320
		8,095,265
Electronic Equipment, Instruments & Components — 4.0%
Avnet, Inc.	78,048	3,527,770
Belden, Inc.	76,855	6,668,708
Benchmark Electronics, Inc.	32,978	781,249
Coherent Corp.*(a)	23,700	902,496
CTS Corp.	23,122	1,143,614
ePlus, Inc.*	11,300	554,152
FARO Technologies, Inc.*	32,411	797,635
Insight Enterprises, Inc.*	41,977	6,001,032
IPG Photonics Corp.*(a)	7,100	875,501
Itron, Inc.*	44,069	2,443,626
Kimball Electronics, Inc.*	19,500	469,950
Knowles Corp.*(a)	239,453	4,070,701
OSI Systems, Inc.*	34,365	3,517,601
PC Connection, Inc.	4,200	188,832
Plexus Corp.*	9,116	889,448
Rogers Corp.*	7,596	1,241,414
Sanmina Corp.*	44,249	2,698,747
ScanSource, Inc.*	29,975	912,439

A4

AST SMALL-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Electronic Equipment, Instruments & Components (cont’d.)
TTM Technologies, Inc.*	202,918	$2,737,364
Vishay Intertechnology, Inc.(a)	38,100	861,822
Vontier Corp.	34,300	937,762
		42,221,863
Energy Equipment & Services — 2.3%
Cactus, Inc. (Class A Stock)	28,651	1,181,281
ChampionX Corp.	117,025	3,174,888
Dril-Quip, Inc.*(a)	30,700	880,783
Expro Group Holdings NV*	35,100	644,436
Forum Energy Technologies, Inc.*	15,700	399,251
Helix Energy Solutions Group, Inc.*(a)	70,100	542,574
Helmerich & Payne, Inc.(a)	20,976	749,892
Liberty Energy, Inc.	31,600	404,796
Nabors Industries Ltd.*	682	83,143
National Energy Services Reunited Corp.*	215,363	1,132,809
Newpark Resources, Inc.*	135,000	519,750
NexTier Oilfield Solutions, Inc.*	469,998	3,736,484
Noble Corp. PLC*	52,855	2,086,187
Oil States International, Inc.*	23,646	196,971
Patterson-UTI Energy, Inc.	54,440	636,948
Precision Drilling Corp. (Canada)*	8,400	431,654
ProPetro Holding Corp.*	226,219	1,626,515
Select Energy Services, Inc. (Class A Stock)	87,911	611,860
Solaris Oilfield Infrastructure, Inc. (Class A Stock)	55,000	469,700
TechnipFMC PLC (United Kingdom)*	43,900	599,235
Tidewater, Inc.*	43,975	1,938,418
U.S. Silica Holdings, Inc.*	59,571	711,278
Weatherford International PLC*	17,156	1,018,208
		23,777,061
Financial Services — 3.0%
Alerus Financial Corp.	9,160	147,018
Cass Information Systems, Inc.	13,700	593,347
Enact Holdings, Inc.(a)	18,000	411,480
Essent Group Ltd.	127,490	5,105,974
Euronet Worldwide, Inc.*	8,600	962,340
Federal Agricultural Mortgage Corp. (Class C Stock)	24,378	3,246,906
International Money Express, Inc.*	37,500	966,750
Jackson Financial, Inc. (Class A Stock)	28,200	1,054,962
Merchants Bancorp	50,628	1,318,353
MGIC Investment Corp.	193,244	2,593,334
Mr. Cooper Group, Inc.*	25,505	1,044,940
NMI Holdings, Inc. (Class A Stock)*	135,741	3,031,097
PennyMac Financial Services, Inc.	7,251	432,232
Radian Group, Inc.(a)	145,334	3,211,881
Repay Holdings Corp.*	91,233	599,401
StoneCo Ltd. (Brazil) (Class A Stock)*	140,200	1,337,508
Voya Financial, Inc.(a)	25,104	1,793,932
Walker & Dunlop, Inc.	34,481	2,626,418
Waterstone Financial, Inc.	28,855	436,576
		30,914,449
	Shares	Value
Common Stocks (continued)
Food Products — 1.1%
B&G Foods, Inc.(a)	42,200	$655,366
Darling Ingredients, Inc.*	14,347	837,865
Fresh Del Monte Produce, Inc.	64,549	1,943,570
Hostess Brands, Inc.*	158,710	3,948,705
Simply Good Foods Co. (The)*	16,098	640,217
TreeHouse Foods, Inc.*	39,412	1,987,547
Utz Brands, Inc.(a)	67,797	1,116,617
		11,129,887
Gas Utilities — 1.3%
Chesapeake Utilities Corp.	17,952	2,297,676
New Jersey Resources Corp.(a)	36,822	1,958,930
Northwest Natural Holding Co.	36,105	1,717,154
ONE Gas, Inc.(a)	48,955	3,878,705
Southwest Gas Holdings, Inc.(a)	26,806	1,674,035
Spire, Inc.(a)	27,826	1,951,716
		13,478,216
Ground Transportation — 0.6%
ArcBest Corp.	27,058	2,500,701
Heartland Express, Inc.	35,000	557,200
PAM Transportation Services, Inc.*	6,500	186,095
Saia, Inc.*	4,941	1,344,347
Werner Enterprises, Inc.(a)	47,259	2,149,812
		6,738,155
Health Care Equipment & Supplies — 1.7%
Alphatec Holdings, Inc.*	88,214	1,376,138
Avanos Medical, Inc.*	51,283	1,525,157
CONMED Corp.(a)	11,935	1,239,569
Enovis Corp.*	26,055	1,393,682
Haemonetics Corp.*	30,315	2,508,566
Inari Medical, Inc.*(a)	11,587	715,381
Inmode Ltd.*(a)	35,123	1,122,531
Lantheus Holdings, Inc.*	13,971	1,153,446
LivaNova PLC*	19,523	850,812
NuVasive, Inc.*	29,640	1,224,428
Orthofix Medical, Inc.*	28,387	475,482
QuidelOrtho Corp.*(a)	28,651	2,552,518
RxSight, Inc.*(a)	61,100	1,019,148
Sight Sciences, Inc.*(a)	58,323	509,743
Utah Medical Products, Inc.	4,450	421,727
		18,088,328
Health Care Providers & Services — 1.5%
Acadia Healthcare Co., Inc.*	13,645	985,851
AdaptHealth Corp.*(a)	58,992	733,271
Amedisys, Inc.*	18,953	1,393,993
AMN Healthcare Services, Inc.*(a)	14,856	1,232,454
Community Health Systems, Inc.*	304,855	1,493,790
Fulgent Genetics, Inc.*(a)	15,773	492,433
ModivCare, Inc.*	10,039	844,079
National HealthCare Corp.	9,600	557,472
NeoGenomics, Inc.*	173,073	3,013,201
Owens & Minor, Inc.*	35,364	514,546
PetIQ, Inc.*	73,669	842,773
Premier, Inc. (Class A Stock)	24,800	802,776

A5

AST SMALL-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Health Care Providers & Services (cont’d.)
R1 RCM, Inc.*(a)	146,469	$2,197,035
Select Medical Holdings Corp.	20,700	535,095
		15,638,769
Health Care REITs — 0.8%
CareTrust REIT, Inc.	56,055	1,097,557
Community Healthcare Trust, Inc.	9,400	344,040
Global Medical REIT, Inc.	14,054	128,032
Healthcare Realty Trust, Inc.(a)	38,860	751,164
Physicians Realty Trust(a)	413,073	6,167,180
Sabra Health Care REIT, Inc.	7,486	86,089
		8,574,062
Health Care Technology — 0.3%
Health Catalyst, Inc.*(a)	131,132	1,530,310
Veradigm, Inc.*	132,100	1,723,905
		3,254,215
Hotel & Resort REITs — 1.4%
Apple Hospitality REIT, Inc.	105,489	1,637,189
Braemar Hotels & Resorts, Inc.	101,600	392,176
DiamondRock Hospitality Co.(a)	95,730	778,285
Park Hotels & Resorts, Inc.(a)	68,500	846,660
Pebblebrook Hotel Trust(a)	174,652	2,452,114
RLJ Lodging Trust	322,163	3,414,928
Ryman Hospitality Properties, Inc.	50,238	4,507,856
Xenia Hotels & Resorts, Inc.	29,139	381,429
		14,410,637
Hotels, Restaurants & Leisure — 2.2%
Bloomin’ Brands, Inc.	72,365	1,856,162
Bluegreen Vacations Holding Corp.(a)	29,624	811,105
Bowlero Corp.*(a)	58,493	991,456
Boyd Gaming Corp.	22,637	1,451,484
Brinker International, Inc.*	15,400	585,200
Dave & Buster’s Entertainment, Inc.*	27,205	1,000,872
Dine Brands Global, Inc.	21,129	1,429,165
El Pollo Loco Holdings, Inc.	26,300	252,217
Full House Resorts, Inc.*	59,394	429,419
International Game Technology PLC	173,900	4,660,520
Jack in the Box, Inc.	3,400	297,806
Krispy Kreme, Inc.(a)	46,294	719,872
Light & Wonder, Inc.*	32,813	1,970,421
Papa John’s International, Inc.(a)	11,002	824,380
Red Rock Resorts, Inc. (Class A Stock)	22,707	1,012,051
Ruth’s Hospitality Group, Inc.(a)	28,600	469,612
SeaWorld Entertainment, Inc.*	33,084	2,028,380
Travel + Leisure Co.	54,064	2,119,309
		22,909,431
Household Durables — 2.1%
Century Communities, Inc.	30,584	1,954,929
GoPro, Inc. (Class A Stock)*	194,344	977,550
Green Brick Partners, Inc.*(a)	15,700	550,442
Hooker Furnishings Corp.	26,300	478,397
Installed Building Products, Inc.(a)	8,411	959,106
KB Home(a)	28,886	1,160,640
	Shares	Value
Common Stocks (continued)
Household Durables (cont’d.)
La-Z-Boy, Inc.	22,000	$639,760
Lifetime Brands, Inc.	26,757	157,331
M/I Homes, Inc.*	9,400	593,046
Meritage Homes Corp.	45,804	5,348,075
Taylor Morrison Home Corp.*	105,490	4,036,048
Tempur Sealy International, Inc.	79,121	3,124,488
Tri Pointe Homes, Inc.*	83,049	2,102,801
Universal Electronics, Inc.*	11,293	114,511
		22,197,124
Household Products — 0.2%
Central Garden & Pet Co.*	10,000	410,600
Central Garden & Pet Co. (Class A Stock)*	53,106	2,074,851
		2,485,451
Independent Power & Renewable Electricity Producers — 0.4%
Clearway Energy, Inc. (Class A Stock)	37,768	1,134,173
Clearway Energy, Inc. (Class C Stock)(a)	46,375	1,452,929
NextEra Energy Partners LP(a)	17,954	1,090,705
		3,677,807
Industrial REITs — 1.0%
First Industrial Realty Trust, Inc.	6,168	328,138
Plymouth Industrial REIT, Inc.	7,660	160,937
STAG Industrial, Inc.	188,545	6,376,592
Terreno Realty Corp.(a)	59,624	3,851,710
		10,717,377
Insurance — 3.3%
American Equity Investment Life Holding Co.	40,584	1,480,910
AMERISAFE, Inc.	21,001	1,027,999
Assured Guaranty Ltd.	38,424	1,931,575
Axis Capital Holdings Ltd.	70,704	3,854,782
Brighthouse Financial, Inc.*	7,700	339,647
CNO Financial Group, Inc.	109,558	2,431,092
Employers Holdings, Inc.	68,199	2,843,216
Enstar Group Ltd.*	11,396	2,641,479
Greenlight Capital Re Ltd. (Class A Stock)*	12,500	117,375
Hanover Insurance Group, Inc. (The)	16,713	2,147,621
Horace Mann Educators Corp.	25,300	847,044
James River Group Holdings Ltd.	15,676	323,709
Kemper Corp.	16,100	880,026
Mercury General Corp.	12,000	380,880
National Western Life Group, Inc. (Class A Stock)	1,800	436,716
Primerica, Inc.	1,700	292,808
RLI Corp.(a)	13,427	1,784,583
Safety Insurance Group, Inc.	4,800	357,696
Selective Insurance Group, Inc.	37,773	3,600,900
Selectquote, Inc.*	249,500	541,415
SiriusPoint Ltd. (Bermuda)*	127,100	1,033,323
Skyward Specialty Insurance Group, Inc.*	7,300	159,651

A6

AST SMALL-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Insurance (cont’d.)
Stewart Information Services Corp.(a)	17,244	$695,795
United Fire Group, Inc.	7,075	187,841
White Mountains Insurance Group Ltd.	3,172	4,369,398
		34,707,481
Interactive Media & Services — 0.2%
Bumble, Inc. (Class A Stock)*	44,062	861,412
Cars.com, Inc.*	14,343	276,820
QuinStreet, Inc.*	30,963	491,383
		1,629,615
IT Services — 0.2%
Brightcove, Inc.*	69,325	308,496
Fastly, Inc. (Class A Stock)*	29,989	532,605
Hackett Group, Inc. (The)	34,740	641,995
Information Services Group, Inc.	132,321	673,514
Unisys Corp.*	31,001	120,284
		2,276,894
Leisure Products — 0.9%
JAKKS Pacific, Inc.*	21,918	379,181
Johnson Outdoors, Inc. (Class A Stock)	13,700	863,237
Latham Group, Inc.*	128,300	366,938
Topgolf Callaway Brands Corp.*(a)	317,040	6,854,405
Vista Outdoor, Inc.*	34,500	955,995
		9,419,756
Life Sciences Tools & Services — 0.4%
Pacific Biosciences of California, Inc.*(a)	68,630	794,735
Sotera Health Co.*	136,062	2,436,871
Syneos Health, Inc.*	36,341	1,294,466
		4,526,072
Machinery — 3.3%
3D Systems Corp.*(a)	53,162	569,897
AGCO Corp.	10,613	1,434,878
Albany International Corp. (Class A Stock)	1,947	173,984
Allison Transmission Holdings, Inc.	55,549	2,513,037
Barnes Group, Inc.	13,000	523,640
Blue Bird Corp.*	18,400	375,912
Columbus McKinnon Corp.	59,413	2,207,787
Enerpac Tool Group Corp.	20,100	512,550
EnPro Industries, Inc.	24,287	2,523,176
ESCO Technologies, Inc.	25,728	2,455,738
Federal Signal Corp.	36,502	1,978,773
Flowserve Corp.	29,200	992,800
Gates Industrial Corp. PLC*	46,400	644,496
Greenbrier Cos., Inc. (The)(a)	30,100	968,317
Hillenbrand, Inc.	15,600	741,468
Luxfer Holdings PLC (United Kingdom)	6,329	106,960
Miller Industries, Inc.	11,300	399,455
Mueller Industries, Inc.(a)	24,055	1,767,561
Mueller Water Products, Inc. (Class A Stock)	56,600	789,004
Proto Labs, Inc.*	30,800	1,021,020
	Shares	Value
Common Stocks (continued)
Machinery (cont’d.)
SPX Technologies, Inc.*	29,347	$2,071,311
Standex International Corp.	14,433	1,767,176
Terex Corp.	99,712	4,824,067
Timken Co. (The)	11,500	939,780
Wabash National Corp.(a)	87,142	2,142,822
		34,445,609
Marine Transportation — 0.1%
Matson, Inc.(a)	23,960	1,429,693
Media — 1.7%
AMC Networks, Inc. (Class A Stock)*	29,697	522,073
Emerald Holding, Inc.*	68,978	256,598
Entravision Communications Corp. (Class A Stock)	381,848	2,310,180
EW Scripps Co. (The) (Class A Stock)*	61,787	581,416
Gray Television, Inc.	77,405	674,972
iHeartMedia, Inc. (Class A Stock)*	33,891	132,175
John Wiley & Sons, Inc. (Class A Stock)	72,150	2,797,256
Magnite, Inc.*	26,678	247,038
Nexstar Media Group, Inc.(a)	30,624	5,287,540
Stagwell, Inc.*	91,300	677,446
TEGNA, Inc.	239,932	4,057,250
Thryv Holdings, Inc.*	20,447	471,508
		18,015,452
Metals & Mining — 1.6%
Arconic Corp.*	55,180	1,447,371
ATI, Inc.*	59,078	2,331,218
Carpenter Technology Corp.	25,066	1,121,954
Commercial Metals Co.	93,032	4,549,265
Constellium SE*(a)	159,925	2,443,654
Hecla Mining Co.	224,983	1,424,142
Kaiser Aluminum Corp.	8,400	626,892
Olympic Steel, Inc.	7,218	376,852
Ryerson Holding Corp.	17,100	622,098
Schnitzer Steel Industries, Inc. (Class A Stock)	14,039	436,613
SunCoke Energy, Inc.	28,500	255,930
Tredegar Corp.(a)	42,700	389,851
Warrior Met Coal, Inc.	4,284	157,266
Worthington Industries, Inc.	4,500	290,925
		16,474,031
Mortgage Real Estate Investment Trusts (REITs) — 0.9%
Apollo Commercial Real Estate Finance, Inc.(a)	17,700	164,787
Arbor Realty Trust, Inc.(a)	20,510	235,660
Ares Commercial Real Estate Corp.(a)	29,102	264,537
Blackstone Mortgage Trust, Inc. (Class A Stock)(a)	55,118	983,856
BrightSpire Capital, Inc.	30,900	182,310
Dynex Capital, Inc.(a)	65,236	790,660
Ellington Financial, Inc.(a)	15,076	184,078
Granite Point Mortgage Trust, Inc.	28,179	139,768
Great Ajax Corp.	20,000	131,600

A7

AST SMALL-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Mortgage Real Estate Investment Trusts (REITs) (cont’d.)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(a)	9,727	$278,192
KKR Real Estate Finance Trust, Inc.(a)	27,533	313,601
Ladder Capital Corp.	203,810	1,926,005
MFA Financial, Inc.	18,800	186,496
New York Mortgage Trust, Inc.(a)	40,875	407,115
PennyMac Mortgage Investment Trust(a)	140,910	1,737,420
Ready Capital Corp.(a)	18,828	191,481
TPG RE Finance Trust, Inc.	195,038	1,415,976
		9,533,542
Multi-Utilities — 0.4%
Avista Corp.	26,833	1,139,061
Black Hills Corp.(a)	15,040	949,024
NorthWestern Corp.	25,630	1,482,952
Unitil Corp.	12,719	725,491
		4,296,528
Office REITs — 0.5%
Corporate Office Properties Trust(a)	73,134	1,734,007
Cousins Properties, Inc.(a)	49,914	1,067,161
Equity Commonwealth	39,497	817,983
Highwoods Properties, Inc.	39,617	918,718
Piedmont Office Realty Trust, Inc. (Class A Stock)	36,706	267,954
		4,805,823
Oil, Gas & Consumable Fuels — 4.5%
Alto Ingredients, Inc.*	70,900	106,350
Arch Resources, Inc.(a)	5,575	732,890
Berry Corp.	95,960	753,286
California Resources Corp.	15,700	604,450
Chord Energy Corp.	24,534	3,302,276
Civitas Resources, Inc.	14,500	990,930
CNX Resources Corp.*	14,548	233,059
Crescent Energy Co. (Class A Stock)(a)	75,800	857,298
CVR Energy, Inc.	13,116	429,943
Delek US Holdings, Inc.	29,733	682,372
Denbury, Inc.*	5,900	517,017
DHT Holdings, Inc.	132,990	1,437,622
Enerplus Corp. (Canada)	102,668	1,479,446
Equitrans Midstream Corp.	122,400	707,472
Golar LNG Ltd. (Cameroon)*	56,475	1,219,860
Green Plains, Inc.*(a)	45,958	1,424,238
Kinetik Holdings, Inc.(a)	21,000	657,300
Kosmos Energy Ltd. (Ghana)*	437,777	3,257,061
Matador Resources Co.	15,784	752,108
Murphy Oil Corp.	100,857	3,729,692
Northern Oil & Gas, Inc.(a)	18,800	570,580
Ovintiv, Inc.	34,389	1,240,755
Par Pacific Holdings, Inc.*	66,775	1,949,830
PBF Energy, Inc. (Class A Stock)	40,597	1,760,286
Peabody Energy Corp.*(a)	91,059	2,331,110
Permian Resources Corp.	93,100	977,550
Ranger Oil Corp. (Class A Stock)	16,100	657,524
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
REX American Resources Corp.*	22,149	$633,240
Scorpio Tankers, Inc. (Monaco)	34,240	1,928,054
Sitio Royalties Corp. (Class A Stock)(a)	53,885	1,217,801
SM Energy Co.	54,199	1,526,244
Southwestern Energy Co.*	45,530	227,650
Talos Energy, Inc.*	26,600	394,744
Vertex Energy, Inc.*(a)	86,100	850,668
Viper Energy Partners LP	102,134	2,859,752
Vital Energy, Inc.*	10,000	455,400
W&T Offshore, Inc.*	7,692	39,075
World Fuel Services Corp.	129,210	3,301,316
		46,796,249
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp.	16,003	867,523
Mercer International, Inc. (Germany)	51,300	501,457
		1,368,980
Passenger Airlines — 0.1%
Hawaiian Holdings, Inc.*	22,543	206,494
Spirit Airlines, Inc.(a)	41,201	707,421
		913,915
Personal Care Products — 0.6%
Edgewell Personal Care Co.(a)	23,051	977,823
Herbalife Nutrition Ltd.*(a)	223,866	3,604,243
Medifast, Inc.(a)	5,100	528,717
Nu Skin Enterprises, Inc. (Class A Stock)(a)	13,200	518,892
USANA Health Sciences, Inc.*	9,900	622,710
		6,252,385
Pharmaceuticals — 0.3%
ANI Pharmaceuticals, Inc.*	13,764	546,706
NGM Biopharmaceuticals, Inc.*	39,187	159,883
Phibro Animal Health Corp. (Class A Stock)	30,500	467,260
Revance Therapeutics, Inc.*(a)	14,451	465,467
Taro Pharmaceutical Industries Ltd.*(a)	22,852	555,760
Theravance Biopharma, Inc.*	97,528	1,058,179
		3,253,255
Professional Services — 3.2%
Alight, Inc. (Class A Stock)*	173,044	1,593,735
ASGN, Inc.*	51,777	4,280,405
BGSF, Inc.	10,814	115,169
CRA International, Inc.	1,082	116,661
First Advantage Corp.*	42,850	598,186
FTI Consulting, Inc.*(a)	13,272	2,619,229
Heidrick & Struggles International, Inc.	45,018	1,366,747
ICF International, Inc.	14,796	1,623,121
KBR, Inc.	101,087	5,564,839
Kelly Services, Inc. (Class A Stock)(a)	118,285	1,962,348
Kforce, Inc.(a)	9,500	600,780
Korn Ferry	80,328	4,156,171
ManpowerGroup, Inc.	6,200	511,686
Maximus, Inc.	17,803	1,401,096

A8

AST SMALL-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Professional Services (cont’d.)
Resources Connection, Inc.	37,900	$646,574
Science Applications International Corp.(a)	37,765	4,058,227
TrueBlue, Inc.*	43,500	774,300
TTEC Holdings, Inc.	11,400	424,422
Verra Mobility Corp.*(a)	36,900	624,348
		33,038,044
Real Estate Management & Development — 0.7%
Anywhere Real Estate, Inc.*	68,204	360,117
Cushman & Wakefield PLC*	63,200	666,128
Douglas Elliman, Inc.(a)	37,500	116,625
Forestar Group, Inc.*	58,931	916,967
Kennedy-Wilson Holdings, Inc.(a)	165,839	2,751,269
Marcus & Millichap, Inc.	24,800	796,328
RE/MAX Holdings, Inc. (Class A Stock)	43,400	814,184
RMR Group, Inc. (The) (Class A Stock)	21,600	566,784
Seritage Growth Properties (Class A Stock), REIT*(a)	75,200	591,824
		7,580,226
Residential REITs — 0.1%
Centerspace	3,084	168,479
Independence Realty Trust, Inc.(a)	40,179	644,069
UMH Properties, Inc.	38,680	572,077
		1,384,625
Retail REITs — 1.6%
Acadia Realty Trust	171,115	2,387,054
Agree Realty Corp.(a)	91,075	6,248,656
Alexander’s, Inc.(a)	3,300	639,375
Getty Realty Corp.(a)	6,771	243,959
Kite Realty Group Trust(a)	72,852	1,524,064
Macerich Co. (The)(a)	29,086	308,312
NETSTREIT Corp.(a)	24,731	452,083
Phillips Edison & Co., Inc.(a)	12,907	421,026
Retail Opportunity Investments Corp.	10,799	150,754
SITE Centers Corp.	246,283	3,024,355
Spirit Realty Capital, Inc.(a)	32,781	1,305,995
Urstadt Biddle Properties, Inc. (Class A Stock)	6,816	119,757
		16,825,390
Semiconductors & Semiconductor Equipment — 1.4%
ACM Research, Inc. (Class A Stock)*	158,530	1,854,801
Alpha & Omega Semiconductor Ltd.*	10,304	277,693
Cirrus Logic, Inc.*(a)	5,900	645,342
Cohu, Inc.*	68,298	2,621,960
Diodes, Inc.*	6,400	593,664
MACOM Technology Solutions Holdings, Inc.*	19,035	1,348,439
MaxLinear, Inc.*	14,800	521,108
Onto Innovation, Inc.*	9,288	816,229
Photronics, Inc.*	118,464	1,964,133
Semtech Corp.*	29,700	716,958
SMART Global Holdings, Inc.*	63,633	1,097,033
Synaptics, Inc.*	5,064	562,864
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Ultra Clean Holdings, Inc.*	43,458	$1,441,067
Veeco Instruments, Inc.*	25,542	539,703
		15,000,994
Software — 1.9%
ACI Worldwide, Inc.*	32,100	866,058
Adeia, Inc.	70,826	627,518
AppLovin Corp. (Class A Stock)*(a)	83,263	1,311,392
CoreCard Corp.*(a)	8,600	259,118
E2open Parent Holdings, Inc.*(a)	59,491	346,238
Ebix, Inc.(a)	26,000	342,940
eGain Corp.*	75,959	576,529
InterDigital, Inc.(a)	45,777	3,337,143
JFrog Ltd. (Israel)*	46,877	923,477
LiveRamp Holdings, Inc.*	118,552	2,599,845
Marathon Digital Holdings, Inc.*(a)	29,750	259,420
NCR Corp.*	89,066	2,101,067
ON24, Inc.*	77,400	678,024
Riot Platforms, Inc.*(a)	62,996	629,330
Smartsheet, Inc. (Class A Stock)*	23,971	1,145,814
SolarWinds Corp.*	15,481	133,137
Telos Corp.*	109,000	275,770
Tenable Holdings, Inc.*	33,186	1,576,667
Upland Software, Inc.*	47,028	202,220
Verint Systems, Inc.*	45,635	1,699,447
Xperi, Inc.*(a)	35,389	386,802
		20,277,956
Specialized REITs — 0.2%
PotlatchDeltic Corp.(a)	32,214	1,594,593
Specialty Retail — 3.1%
1-800-Flowers.com, Inc. (Class A Stock)*(a)	72,441	833,072
Aaron’s Co., Inc. (The)	53,100	512,946
Academy Sports & Outdoors, Inc.(a)	95,176	6,210,234
American Eagle Outfitters, Inc.	30,947	415,928
Asbury Automotive Group, Inc.*(a)	10,108	2,122,680
Big 5 Sporting Goods Corp.	1,800	13,842
Boot Barn Holdings, Inc.*(a)	7,900	605,456
Buckle, Inc. (The)(a)	31,183	1,112,921
Caleres, Inc.(a)	54,580	1,180,566
Cato Corp. (The) (Class A Stock)	37,800	334,152
Conn’s, Inc.*	8,118	49,195
Foot Locker, Inc.(a)	86,670	3,439,932
Genesco, Inc.*	15,506	571,861
Group 1 Automotive, Inc.	19,703	4,461,153
Haverty Furniture Cos., Inc.(a)	17,600	561,616
Hibbett, Inc.(a)	8,100	477,738
LL Flooring Holdings, Inc.*	87,100	330,980
MarineMax, Inc.*	57,357	1,649,014
ODP Corp. (The)*	6,041	271,724
OneWater Marine, Inc. (Class A Stock)*(a)	21,800	609,746
Overstock.com, Inc.*	20,350	412,495
Sally Beauty Holdings, Inc.*(a)	52,578	819,165
Signet Jewelers Ltd.(a)	26,636	2,071,748
Sleep Number Corp.*(a)	6,700	203,747

A9

AST SMALL-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Specialty Retail (cont’d.)
Sonic Automotive, Inc. (Class A Stock)(a)	17,500	$950,950
TravelCenters of America, Inc.*	5,900	510,350
Upbound Group, Inc.(a)	43,102	1,056,430
Urban Outfitters, Inc.*(a)	11,100	307,692
Zumiez, Inc.*(a)	12,084	222,829
		32,320,162
Technology Hardware, Storage & Peripherals — 0.3%
Avid Technology, Inc.*(a)	23,368	747,309
Super Micro Computer, Inc.*(a)	16,669	1,776,082
Xerox Holdings Corp.	30,670	472,318
		2,995,709
Textiles, Apparel & Luxury Goods — 0.7%
Capri Holdings Ltd.*	31,343	1,473,121
Carter’s, Inc.(a)	14,067	1,011,699
G-III Apparel Group Ltd.*	73,599	1,144,464
Kontoor Brands, Inc.(a)	5,100	246,789
Lakeland Industries, Inc.(a)	17,733	258,902
Steven Madden Ltd.	100,817	3,629,412
		7,764,387
Tobacco — 0.1%
Vector Group Ltd.	105,919	1,272,087
Trading Companies & Distributors — 1.9%
Beacon Roofing Supply, Inc.*(a)	67,850	3,992,972
BlueLinx Holdings, Inc.*(a)	19,121	1,299,463
Boise Cascade Co.	21,928	1,386,946
GATX Corp.	2,989	328,850
Global Industrial Co.	6,479	173,896
GMS, Inc.*	23,714	1,372,803
Herc Holdings, Inc.	11,262	1,282,742
MRC Global, Inc.*	89,296	867,957
NOW, Inc.*	227,171	2,532,957
Rush Enterprises, Inc. (Class A Stock)	80,821	4,412,827
Titan Machinery, Inc.*	5,715	174,022
Veritiv Corp.	2,518	340,283
WESCO International, Inc.	11,941	1,845,362
		20,011,080
Water Utilities — 0.1%
SJW Group	13,598	1,035,216
Wireless Telecommunication Services — 0.0%
Gogo, Inc.*	22,394	324,713

Total Common Stocks (cost $1,039,326,141)		989,583,634
Exchange-Traded Funds — 3.5%
iShares Russell 2000 Value ETF(a)	148,237	20,311,434
Vanguard Small-Cap Value ETF	106,425	16,896,033

Total Exchange-Traded Funds (cost $41,434,318)		37,207,467

Total Long-Term Investments (cost $1,080,760,459)		1,026,791,101
	Shares	Value

Short-Term Investments — 21.7%
Affiliated Mutual Fund — 19.9%
PGIM Institutional Money Market Fund (cost $208,410,368; includes $207,524,852 of cash collateral for securities on loan)(b)(we)	208,478,604	$208,374,365
Unaffiliated Fund — 1.8%
Dreyfus Government Cash Management (Institutional Shares)	18,936,166	18,936,166
(cost $18,936,166)

Total Short-Term Investments (cost $227,346,534)		227,310,531

TOTAL INVESTMENTS—119.7% (cost $1,308,106,993)		1,254,101,632

Liabilities in excess of other assets(z) — (19.7)%		(206,401,826)

Net Assets — 100.0%		$1,047,699,806

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ETF	Exchange-Traded Fund
LP	Limited Partnership
REITs	Real Estate Investment Trust
XLON	London Stock Exchange
XNGS	NASDAQ Global Select Exchange

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $206,360,555; cash collateral of $207,524,852 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(we)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

A10

AST SMALL-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Futures contracts outstanding at March 31, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
68	Russell 2000 E-Mini Index	Jun. 2023	$6,165,900	$(29,760)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A11